ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2021	2020
ASSETS

Current assets:
Cash and cash equivalents	$4,069	$36,213
Amounts due from affiliated companies	201,303	150,651
Prepaid expenses and other current assets	9,467	4,044

Total current assets	214,839	190,908

Investments in subsidiaries	1,338,568	1,917,223
Deferred tax assets	3,314	6,015

Total assets	$1,556,721	$2,114,146

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	$17,440	$20,488
Income tax payable	931	931
Amounts due to an affiliated company	249,215	174,989

Total current liabilities	267,586	196,408

Other long-term liabilities	1,512	3,419
Advances from affiliated companies	1,042,877	812,198

Total liabilities	1,311,975	1,012,025

Shareholders’ equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,423,370,314 and 1,430,965,312 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 33,177,628 and 25,582,630 shares, respectively	(132,856)	(121,028)
Additional paid-in capital	3,238,600	3,207,312
Accumulated other comprehensive losses	(76,008)	(11,332)
Accumulated losses	(2,799,555)	(1,987,396)

Total shareholders’ equity	244,746	1,102,121

Total liabilities and shareholders’ equity	$1,556,721	$2,114,146

Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2021	2020
ASSETS

Current assets:
Cash and cash equivalents	$4,069	$36,213
Amounts due from affiliated companies	201,303	150,651
Prepaid expenses and other current assets	9,467	4,044

Total current assets	214,839	190,908

Investments in subsidiaries	1,338,568	1,917,223
Deferred tax assets	3,314	6,015

Total assets	$1,556,721	$2,114,146

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	$17,440	$20,488
Income tax payable	931	931
Amounts due to an affiliated company	249,215	174,989

Total current liabilities	267,586	196,408

Other long-term liabilities	1,512	3,419
Advances from affiliated companies	1,042,877	812,198

Total liabilities	1,311,975	1,012,025

Shareholders’ equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,423,370,314 and 1,430,965,312 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 33,177,628 and 25,582,630 shares, respectively	(132,856)	(121,028)
Additional paid-in capital	3,238,600	3,207,312
Accumulated other comprehensive losses	(76,008)	(11,332)
Accumulated losses	(2,799,555)	(1,987,396)

Total shareholders’ equity	244,746	1,102,121

Total liabilities and shareholders’ equity	$1,556,721	$2,114,146

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2021	2020	2019
Operating revenues	$9,547	$14,614	$18,381

Operating costs and expenses:
General and administrative	(51,285)	(60,688)	(47,689)
Development costs	(32,000)	(30,242)	(50,795)
Property charges and other	(956)	(3,782)	—

Total operating costs and expenses	(84,241)	(94,712)	(98,484)

Operating loss	(74,694)	(80,098)	(80,103)

Non-operating income (expenses):
Interest income	20	58	305
Foreign exchange gains (losses), net	6,211	(4,871)	(1,983)
Other income, net	15,092	14,530	11,627
Share of results of subsidiaries	(755,678)	(1,195,569)	442,325

Total non-operating (expenses) income, net	(734,355)	(1,185,852)	452,274

(Loss) income before income tax	(809,049)	(1,265,950)	372,171
Income tax (expense) credit	(2,702)	2,458	1,002

Net (loss) income	$(811,751)	$(1,263,492)	$373,173

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(In thousands of U.S. dollars)

	Year Ended December 31,
	2021	2020	2019
Net (loss) income	$(811,751)	$(1,263,492)	$373,173

Other comprehensive (loss) income:
Foreign currency translation adjustments	(64,676)	7,471	40,529

Other comprehensive (loss) income	(64,676)	7,471	40,529

Total comprehensive (loss) income	$(876,427)	$(1,256,021)	$413,702

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2021	2020	2019
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(21,401)	$389,520	$413,044

Cash flow from an investing activity:
Advances to subsidiaries	(20,005)	(282,605)	(100,065)

Cash used in an investing activity	(20,005)	(282,605)	(100,065)

Cash flows from financing activities:
Repurchase of shares	(52,026)	(44,977)	—
Proceeds from exercise of share options	7,101	1,061	2,700
Advances from subsidiaries	54,187	3,685	24,281
Dividends paid	—	(79,116)	(300,995)

Net cash provided by (used in) financing activities	9,262	(119,347)	(274,014)

(Decrease) increase in cash and cash equivalents	(32,144)	(12,432)	38,965

Cash and cash equivalents at beginning of year	36,213	48,645	9,680

Cash and cash equivalents at end of year	$4,069	$36,213	$48,645

Supplemental cash flow disclosures:
Cash refund for income taxes	$—	$—	$638
Assignment of advance to subsidiary to offset with advance from subsidiary	$235,897	$—	$—
Capitalization of advance to subsidiary as investment in subsidiary	$235,897	$—	$—